Shareholders' equity - Basic and Diluted Earnings Per Share Computation, Aggregate (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Net loss	$ (77,209)	$ (381,768)
Dilutive impact related to the PSU plan	(5,580)	(4,291)
Diluted loss	$ (82,789)	$ (381,768)
Basic weighted average common shares (in shares)	265,091	296,630
Dilutive effect of performance share units on number of ordinary shares	1,207	0
Diluted weighted average common shares (in shares)	266,298	296,630
(Loss) earnings per share - continuing operations:
Basic earnings (loss) per share (in dollars per share)	$ (0.29)	$ (1.29)
Diluted earnings (loss) per share (in dollars per share)	$ (0.31)	$ (1.29)
Aggregate continuing and discontinued operations
Statement Line Items [Line Items]
Dilutive impact related to the PSU plan	$ (5,580)	$ 0